Income tax and social contribution - Schedule of balance of debts included in Federal Installment Payment Programs (REFIS and PERT) (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income tax and social contribution
Air navigation fees (REFIS)	R$ 75.6	R$ 82.1
Air navigation fees (PERT)	39.6
Total	115.2	82.1
Current	9.8	6.5
Non-current	R$ 105.4	R$ 75.6